Financial Instruments - Schedule of Derivative Notional Amounts (Details)	Jun. 30, 2020 USD ($)
Derivative [Line Items]
Notional principal	$ 610,000,000
Derivative Instrument 2.00% Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000,000
Fixed Interest Rate (percent)	2.00%
Derivative Instrument 1.38%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000,000
Fixed Interest Rate (percent)	1.38%
Derivative Instrument 2.15%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 50,000,000
Fixed Interest Rate (percent)	2.15%
Derivative Instrument 2.15%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 50,000,000
Fixed Interest Rate (percent)	2.15%
Derivative Instrument 1.40%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000,000
Fixed Interest Rate (percent)	1.40%
Derivative Instrument 1.38%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 50,000,000
Fixed Interest Rate (percent)	1.38%
Derivative Instrument 1.22%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000,000
Fixed Interest Rate (percent)	1.22%
Derivative Instrument 1.22%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000,000
Fixed Interest Rate (percent)	1.22%
Derivative Instrument 1.39%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 75,000,000
Fixed Interest Rate (percent)	1.39%
Derivative Instrument 1.38%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000,000
Fixed Interest Rate (percent)	1.38%
Derivative Instrument 1.03%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 35,000,000
Fixed Interest Rate (percent)	1.03%
Derivative Instrument 1.39%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 75,000,000
Fixed Interest Rate (percent)	1.39%
Derivative Instrument 0.45%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 83,333,000
Fixed Interest Rate (percent)	0.45%
Derivative Instrument 0.45%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 41,667,000
Fixed Interest Rate (percent)	0.45%